Other Revenues and Expenses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Income (Expense) [Line Items]
Transformation Plan expense	$ (207.3)
Reduction of the cash burden of the charter agreement	72.1
Professional fees	102.0
Restructuring charge	20.9
Net gain realized	21.0
Restructuring costs and change in restructuring reserves	296.2	$ 167.3	$ 120.8
Impairment of goodwill			803.8
Impairment of assets		(129.7)	(206.9)
Other Impaired Assets [Member]
Disclosure Of Other Income (Expense) [Line Items]
Impairment of assets			(55.1)
Operating Segments [Member] | Contractual Data Acquisition [Member]
Disclosure Of Other Income (Expense) [Line Items]
Impairments		(0.8)	(33.0)
Impairment of goodwill			365.0
Equipment and Seismic Vessels [Member]
Disclosure Of Other Income (Expense) [Line Items]
Impairment of marine fixed equipment		(31.4)	(110.0)
Equipment and Seismic Vessels [Member] | Operating Segments [Member] | Contractual Data Acquisition [Member]
Disclosure Of Other Income (Expense) [Line Items]
Impairment of marine fixed equipment			(110.0)
Seismic Vessels [Member]
Disclosure Of Other Income (Expense) [Line Items]
Reduction of the cash burden of the charter agreement	12.3
Impairment of marine fixed equipment		(24.4)
CGU Marine [Member]
Disclosure Of Other Income (Expense) [Line Items]
Impairment of goodwill			365.0
GGR [Member]
Disclosure Of Other Income (Expense) [Line Items]
Impairment of goodwill			438.8
Multi-Client Surveys [Member]
Disclosure Of Other Income (Expense) [Line Items]
Impairments	$ (23.1)	$ (96.8)	$ (41.8)